Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Maturities Of Long Term Debt [Line Items]
2015	$ 4,754
2016	6,343
2017	7,135
2018	3,524
2019	3,488
Thereafter	7,016
Total	32,260	20,049
Parent Company [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2015	1,750
2016	1,931
2017	1,248
2018	1,497
2019	1,506
Thereafter	5,257
Total	$ 13,189	$ 11,416